Goodwill and Intangible Assets (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 757,990	$ 591,294
Gross carrying amount	485,493	398,196
Accumulated amortization	(107,518)	(73,812)
Total	377,975	324,384
Net intangible assets	650,472	517,482
Tradenames
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	185,162	184,660
Accumulated amortization	(46,812)	(34,260)
Total	138,350	150,400
Patented technologies
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	27,900	22,600
Accumulated amortization	(9,949)	(8,488)
Total	17,951	14,112
Customer relationships and other
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	272,431	190,936
Accumulated amortization	(50,757)	(31,064)
Total	221,674	159,872
Tradenames
Finite-Lived Intangible Assets [Line Items]
Indefinite-Lived Trade Names	(272,497)	(193,098)
Accumulated amortization	$ 0	$ 0